Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

001-36261

January 13, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CONTNYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CHC Group Ltd., Ordinary Shares, $0.0001 par value per share . The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 10, 2014. Tentative listing date – January 17, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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